Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2018	2017
Buildings	$1,971,057	$2,793,972
Real estate development	606,757	1,057,002
Land	502,949	881,035
Furniture and fixtures	337,048	448,432
Vineyards	200,217	308,204
Machinery and equipment	492,205	617,907
Leasehold improvements	164,375	164,375
Computer hardware and software	216,082	161,788
	4,490,690	6,432,715
Less: Accumulated depreciation and amortization	(1,518,326)	(1,899,825)
Property and equipment, net	$2,972,364	$4,532,890

Depreciation and amortization of property and equipment was $197,729 and $286,695 for the years ended December 31, 2018 and 2017, respectively, of which $171,749 and $193,065 was recorded as expense in the accompanying statement of operations, and $25,980 and $93,630 was capitalized to inventory, respectively. Most of the Company’s property and equipment is located in Argentina and gross asset costs and accumulated depreciation reported in US dollars are impacted by the devaluation of the Argentine peso relative to the U.S. dollar.

As of December 31, 2018, real estate development costs in the aggregate of $123,060, incurred in connection with twelve real estate lots that were completed during the period were transferred from property and equipment to real estate lots held for sale on the accompanying consolidated balance sheets.